FAIR VALUE MEASUREMENTS (FAIR VALUE INPUTS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	24,908.3	27,151.7
Other invested assets	443.6	423.3
Policyholder account balances	10,707.2	12,776.4
Level 3 [Member] | Interest sensitive products [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average projected portfolio yields	5.42%	5.60%
Weighted average discount rates	1.78%	2.47%
Weighted average surrender rates	14.16%	14.39%
Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average discount rate	2.58%	2.36%
Level 3 [Member] | Asset-backed securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average discount rate	2.95%	3.09%
Level 3 [Member] | Collateralized debt obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average discount rate		1.32%
Weighted average recoveries		65.80%
Weighted average constant prepayment rate		20.00%
Weighted average annual default rate		3.05%
Weighted average portfolio CCC percent		12.57%
Minimum [Member] | Level 3 [Member] | Interest sensitive products [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Projected Portfolio Yields	5.15%	5.35%
Discount rates	0.00%	0.00%
Surrender rates	1.98%	2.80%
Minimum [Member] | Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	1.48%	1.65%
Minimum [Member] | Level 3 [Member] | Asset-backed securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	1.99%	2.03%
Minimum [Member] | Level 3 [Member] | Collateralized debt obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate		0.95%
Debt obligation, recovery rate		64.00%
Annual default rate		1.14%
Portfolio CCC Percent		1.52%
Maximum [Member] | Level 3 [Member] | Interest sensitive products [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Projected Portfolio Yields	5.61%	6.63%
Discount rates	2.74%	4.64%
Surrender rates	47.88%	54.60%
Maximum [Member] | Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	5.83%	2.90%
Maximum [Member] | Level 3 [Member] | Asset-backed securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	4.15%	4.20%
Maximum [Member] | Level 3 [Member] | Collateralized debt obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate		2.00%
Debt obligation, recovery rate		67.00%
Annual default rate		5.57%
Portfolio CCC Percent		21.79%
Estimate of fair value measurement [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	518.8	674.6
Other invested assets	148.1	114.0
Policyholder account balances	1,081.5	905.5
Estimate of fair value measurement [Member] | Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	312.1	260.3
Estimate of fair value measurement [Member] | Level 3 [Member] | Asset-backed securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	30.6	35.1
Estimate of fair value measurement [Member] | Level 3 [Member] | Collateralized debt obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments		240.7
Estimate of fair value measurement [Member] | Level 3 [Member] | Equity Securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	28.0	24.5